PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 10 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	March 31, 2025	September 30, 2024
Computer equipment	$16,982	$16,982
Less: Accumulated depreciation	14,714	13,667
Property and equipment, net	$2,268	$3,315

Depreciation expenses totaled $524 and $523 during the three months ended March 31, 2025 and 2024, respectively.

Depreciation expenses totaled $1,047 and $1,047 during the six months ended March 31, 2025 and 2024, respectively.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	For the years ended September 30,
	2024	2023
Computer equipment	$16,982	$16,982
Less: Accumulated depreciation	13,667	11,573
Property and equipment, net	$3,315	$5,409

Depreciation expenses totaled $2,094 and $2,318 were recorded in general and administrative expenses during fiscal 2024 and 2023, respectively.

AETHER HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS